FIXED ASSETS	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
FIXED ASSETS

NOTE 6 – FIXED ASSETS

Property and equipment consisted of the following:

	March 31, 2012	December 31, 2011
Fixed Assets – Cost	$350,429	$350,429
Less:
Accumulated Depreciation	(337,619)	(334,119)
Total	$12,810	$16,310

Depreciation expense totalled $3,500 and $7,652, respectively, for the three months ended March 31, 2012 and 2011.